Expense Example - INTERMEDIATE BOND FUND OF AMERICA	Aug. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 315
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,073
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,073
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,472
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,225
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,058
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,026
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,084
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	880
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	216
Expense Example, with Redemption, 10 Years	490
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	353
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	939
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,621
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	731
Expense Example, with Redemption, 10 Years	1,610
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,129
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	771
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	353
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,303
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	$ 539